Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000043867 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000043867 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000043867 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043867 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043867 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043867 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000043867 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043867 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043867 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043867 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043867 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000043867 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043867 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043867 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043867 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043867 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043867 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043868 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000043868 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000043868 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043868 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043868 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043868 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000043868 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043868 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043868 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043868 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043868 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000043868 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043868 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043868 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043868 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043868 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043868 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007706 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007706 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007706 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000007706 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000007706 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000007707 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007707 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007707 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000007707 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000007707 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000241301 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	57.10%
C000241301 | AAA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000241301 | AA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000241301 | A
Holdings [Line Items]
Percent of Total Investments	14.80%
C000241301 | BBB
Holdings [Line Items]
Percent of Total Investments	11.50%
C000241301 | BB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241301 | B
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241301 | CCC
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241301 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241301 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241301 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241301 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241301 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241301 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241301 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241301 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241301 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000241301 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241301 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000241301 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000241301 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241301 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241301 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241301 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241301 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241301 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241300 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	57.10%
C000241300 | AAA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000241300 | AA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000241300 | A
Holdings [Line Items]
Percent of Total Investments	14.80%
C000241300 | BBB
Holdings [Line Items]
Percent of Total Investments	11.50%
C000241300 | BB
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241300 | B
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241300 | CCC
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241300 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241300 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241300 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241300 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241300 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241300 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241300 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241300 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241300 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000241300 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241300 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000241300 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000241300 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241300 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241300 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241300 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241300 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241300 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087496 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	1.60%
C000087496 | BBB
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087496 | BB
Holdings [Line Items]
Percent of Total Investments	56.20%
C000087496 | B
Holdings [Line Items]
Percent of Total Investments	22.30%
C000087496 | CCC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000087496 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000087496 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.60%
C000087496 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087496 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000087496 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087496 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087496 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087496 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087496 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087496 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087496 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000087496 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087496 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087496 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087496 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087496 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087496 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087497 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	1.60%
C000087497 | BBB
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087497 | BB
Holdings [Line Items]
Percent of Total Investments	56.20%
C000087497 | B
Holdings [Line Items]
Percent of Total Investments	22.30%
C000087497 | CCC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000087497 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000087497 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.60%
C000087497 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087497 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000087497 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087497 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087497 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087497 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087497 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087497 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087497 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000087497 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087497 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087497 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087497 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087497 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087497 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241303 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241303 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241303 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241303 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241303 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241303 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000241303 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241303 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000241302 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241302 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241302 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241302 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241302 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241302 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000241302 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241302 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000074970 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000074970 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000074970 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000074970 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074970 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074970 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074971 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000074971 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000074971 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000074971 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074971 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074971 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043869 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043869 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043869 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000043869 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043869 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043869 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000043869 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043869 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000043869 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043870 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043870 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043870 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000043870 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043870 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043870 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000043870 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043870 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000043870 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223154 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	38.20%
C000223154 | AAA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000223154 | AA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000223154 | A
Holdings [Line Items]
Percent of Total Investments	17.90%
C000223154 | BBB
Holdings [Line Items]
Percent of Total Investments	7.30%
C000223154 | Not Rated
Holdings [Line Items]
Percent of Total Investments	10.60%
C000223154 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000223154 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223154 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223154 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223154 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223154 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223154 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000223154 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223154 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000223154 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000223154 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000223154 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000223154 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000223154 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223154 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223154 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223155 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	38.20%
C000223155 | AAA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000223155 | AA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000223155 | A
Holdings [Line Items]
Percent of Total Investments	17.90%
C000223155 | BBB
Holdings [Line Items]
Percent of Total Investments	7.30%
C000223155 | Not Rated
Holdings [Line Items]
Percent of Total Investments	10.60%
C000223155 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000223155 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223155 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223155 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223155 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223155 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223155 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000223155 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223155 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000223155 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000223155 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000223155 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000223155 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000223155 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223155 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223155 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241305 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241305 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241305 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241305 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241305 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241305 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000241305 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241305 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241305 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241304 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241304 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241304 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241304 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241304 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241304 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000241304 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241304 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241304 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241306 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241306 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241306 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241306 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000241306 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241306 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000241306 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241306 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241307 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241307 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241307 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241307 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000241307 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241307 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000241307 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241307 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199415 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000199415 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199415 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199415 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199415 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000199415 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199415 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199415 | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199415 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199415 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000199415 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199415 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199416 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000199416 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199416 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199416 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199416 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199416 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000199416 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199416 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199416 | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199416 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199416 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000199416 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199416 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000124876 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000124876 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124876 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124877 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000124877 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124877 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043855 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043855 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043855 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000043855 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043855 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043855 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043855 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043855 | France
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000043855 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000043855 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043855 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000043855 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043855 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043855 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043856 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043856 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043856 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000043856 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043856 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000043856 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043856 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043856 | France
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000043856 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000043856 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043856 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000043856 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043856 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043856 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000043857 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043857 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043857 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043857 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043857 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000043857 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000043857 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043857 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043857 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000043858 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043858 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043858 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043858 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000043858 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000043858 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000043858 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043858 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043858 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075432 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000075432 | Top 5 Fixed IncomeUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075432 | Top 5 Fixed IncomeNew Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075432 | Top 5 Fixed IncomeSpain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075432 | Top 5 Fixed IncomeRepublic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075432 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	39.10%
C000075432 | AAA
Holdings [Line Items]
Percent of Total Investments	21.40%
C000075432 | AA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000075432 | A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000075432 | BBB
Holdings [Line Items]
Percent of Total Investments	6.40%
C000075432 | Not Rated
Holdings [Line Items]
Percent of Total Investments	14.40%
C000075432 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075432 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075432 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075432 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000075432 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000075432 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075433 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000075433 | Top 5 Fixed IncomeUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075433 | Top 5 Fixed IncomeNew Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075433 | Top 5 Fixed IncomeSpain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075433 | Top 5 Fixed IncomeRepublic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075433 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	39.10%
C000075433 | AAA
Holdings [Line Items]
Percent of Total Investments	21.40%
C000075433 | AA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000075433 | A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000075433 | BBB
Holdings [Line Items]
Percent of Total Investments	6.40%
C000075433 | Not Rated
Holdings [Line Items]
Percent of Total Investments	14.40%
C000075433 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075433 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075433 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075433 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000075433 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000075433 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007702 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007702 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007702 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007702 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007702 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007702 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007702 | France
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000007702 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007702 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007702 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007702 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000007702 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007702 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007703 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007703 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007703 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007703 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007703 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007703 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007703 | France
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000007703 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007703 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007703 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007703 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000007703 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007703 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087494 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	34.80%
C000087494 | AAA
Holdings [Line Items]
Percent of Total Investments	32.40%
C000087494 | AA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000087494 | A
Holdings [Line Items]
Percent of Total Investments	7.10%
C000087494 | BBB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000087494 | BB
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087494 | B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000087494 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.40%
C000087494 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087494 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087494 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087494 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087494 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087494 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087494 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087494 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000087494 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087494 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000087494 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000087494 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087494 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087494 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087494 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087494 | AssetRegional Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087495 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	34.80%
C000087495 | AAA
Holdings [Line Items]
Percent of Total Investments	32.40%
C000087495 | AA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000087495 | A
Holdings [Line Items]
Percent of Total Investments	7.10%
C000087495 | BBB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000087495 | BB
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087495 | B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000087495 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.40%
C000087495 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087495 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087495 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087495 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087495 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087495 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087495 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087495 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000087495 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087495 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000087495 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000087495 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087495 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087495 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087495 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087495 | AssetRegional Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223152 | BBB
Holdings [Line Items]
Percent of Total Investments	7.80%
C000223152 | BB
Holdings [Line Items]
Percent of Total Investments	63.00%
C000223152 | B
Holdings [Line Items]
Percent of Total Investments	21.50%
C000223152 | CCC
Holdings [Line Items]
Percent of Total Investments	7.70%
C000223152 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223152 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223152 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000223152 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223152 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223152 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223152 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223152 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000223152 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223153 | BBB
Holdings [Line Items]
Percent of Total Investments	7.80%
C000223153 | BB
Holdings [Line Items]
Percent of Total Investments	63.00%
C000223153 | B
Holdings [Line Items]
Percent of Total Investments	21.50%
C000223153 | CCC
Holdings [Line Items]
Percent of Total Investments	7.70%
C000223153 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223153 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223153 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000223153 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223153 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223153 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223153 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223153 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000223153 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007710 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007710 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007710 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007710 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007710 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007710 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000007710 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007710 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007710 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000007711 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007711 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007711 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007711 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007711 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007711 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000007711 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007711 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007711 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000223159 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223159 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223159 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223159 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000223159 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223159 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000223159 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223159 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223159 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223158 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223158 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223158 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223158 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000223158 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223158 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000223158 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223158 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007708 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000007708 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007708 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007708 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007708 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007708 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000007708 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007708 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007709 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000007709 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007709 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007709 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007709 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007709 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000007709 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007709 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223160 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000223160 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223160 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000223160 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223160 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223160 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000223160 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223160 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223161 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000223161 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223161 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000223161 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223161 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223161 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000223161 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223161 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223157 | Sub-IndustryREIT Diversified
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223157 | Sub-IndustryREIT Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223157 | Sub-IndustryREIT Apartments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223157 | Sub-IndustryREIT Storage
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223157 | Sub-IndustryREIT Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000223157 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000223157 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223157 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223156 | Sub-IndustryREIT Diversified
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223156 | Sub-IndustryREIT Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223156 | Sub-IndustryREIT Apartments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223156 | Sub-IndustryREIT Storage
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223156 | Sub-IndustryREIT Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000223156 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000223156 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223156 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000139574 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	13.90%
C000139574 | AAA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000139574 | AA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000139574 | A
Holdings [Line Items]
Percent of Total Investments	19.80%
C000139574 | BBB
Holdings [Line Items]
Percent of Total Investments	13.10%
C000139574 | BB
Holdings [Line Items]
Percent of Total Investments	1.80%
C000139574 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.50%
C000139574 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000139574 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139574 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000139574 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139574 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000139574 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000139574 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000139574 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)
C000139574 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000139574 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000139574 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000139574 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139574 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000139574 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000139574 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000139574 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000139575 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	13.90%
C000139575 | AAA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000139575 | AA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000139575 | A
Holdings [Line Items]
Percent of Total Investments	19.80%
C000139575 | BBB
Holdings [Line Items]
Percent of Total Investments	13.10%
C000139575 | BB
Holdings [Line Items]
Percent of Total Investments	1.80%
C000139575 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.50%
C000139575 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000139575 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139575 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000139575 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139575 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000139575 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000139575 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000139575 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)
C000139575 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000139575 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000139575 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000139575 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139575 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000139575 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000139575 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000139575 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090467 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000090467 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000090467 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000090467 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090468 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000090468 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000090468 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000090468 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090469 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000090469 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000090469 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000090469 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090470 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000090470 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000090470 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000090470 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090471 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090471 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000090471 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000090471 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090472 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090472 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000090472 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000090472 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090473 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000090473 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000090473 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000090473 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090474 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000090474 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000090474 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000090474 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090476 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000090476 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000090476 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000090476 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090475 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000090475 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000090475 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000090475 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090477 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090477 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000090477 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000090477 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090477 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090478 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000090478 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000090478 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000090478 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090478 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062027 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	71.30%
C000062027 | AAA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000062027 | AA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000062027 | A
Holdings [Line Items]
Percent of Total Investments	11.40%
C000062027 | BBB
Holdings [Line Items]
Percent of Total Investments	9.30%
C000062027 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000062027 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062027 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062027 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062027 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062027 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062027 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000062027 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000062027 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000062027 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062027 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000062027 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062027 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062027 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062027 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062027 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062028 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	71.30%
C000062028 | AAA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000062028 | AA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000062028 | A
Holdings [Line Items]
Percent of Total Investments	11.40%
C000062028 | BBB
Holdings [Line Items]
Percent of Total Investments	9.30%
C000062028 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000062028 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062028 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062028 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062028 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062028 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062028 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062028 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000062028 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000062028 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000062028 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062028 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000062028 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062028 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062028 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000062028 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062028 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204842 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000204842 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204842 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000204842 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000204842 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204842 | China
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000204842 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000204842 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000204842 | India
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000204842 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204842 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000204842 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204842 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204842 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204842 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204843 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000204843 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204843 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000204843 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000204843 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204843 | China
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000204843 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000204843 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000204843 | India
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000204843 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204843 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000204843 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204843 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204843 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204843 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007718 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000007718 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000007718 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000007718 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007718 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007719 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000007719 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000007719 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000007719 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007719 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000062029 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062029 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000062029 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062029 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000062029 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062029 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000062029 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000062029 | France
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062029 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000062029 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062029 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000062029 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062029 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062029 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000062029 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062029 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062030 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000062030 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062030 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000062030 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000062030 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000062030 | France
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062030 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000062030 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062030 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000062030 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062030 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062030 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000062030 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062030 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131277 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000131277 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131277 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131278 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000131278 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131278 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124880 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000124880 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124880 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124881 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000124881 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124881 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145055 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000145055 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145055 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000145055 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145055 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145055 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000145055 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145055 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145056 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000145056 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145056 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000145056 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145056 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145056 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000145056 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145056 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223681 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223681 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223681 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223681 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000223681 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000223681 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000223681 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223681 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223682 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223682 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223682 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223682 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000223682 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000223682 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000223682 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223682 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043348 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043348 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043348 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043348 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000043348 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043348 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000043348 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043348 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043348 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043349 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043349 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043349 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043349 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000043349 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043349 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000043349 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043349 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043349 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199417 | AAA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199417 | AA
Holdings [Line Items]
Percent of Total Investments	19.00%
C000199417 | A
Holdings [Line Items]
Percent of Total Investments	46.70%
C000199417 | BBB
Holdings [Line Items]
Percent of Total Investments	33.30%
C000199417 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199417 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000199417 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000199417 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199417 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199417 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199417 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000199417 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000199418 | AAA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199418 | AA
Holdings [Line Items]
Percent of Total Investments	19.00%
C000199418 | A
Holdings [Line Items]
Percent of Total Investments	46.70%
C000199418 | BBB
Holdings [Line Items]
Percent of Total Investments	33.30%
C000199418 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199418 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000199418 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000199418 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199418 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199418 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000199418 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000043863 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043863 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043863 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043863 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000043863 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043863 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000043863 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043863 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043863 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043864 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043864 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000043864 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043864 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000043864 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043864 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000043864 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043864 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043864 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000124883 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000124883 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124883 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124882 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000124882 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124882 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007700 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007700 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007700 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007700 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007700 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007700 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000007700 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007700 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007700 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007701 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007701 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007701 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007701 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007701 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007701 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000007701 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007701 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007701 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046813 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000046813 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000046813 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000046813 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000046813 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046813 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000046814 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000046814 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000046814 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000046814 | Other
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000046814 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046814 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000046815 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000046815 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000046815 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000046815 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046815 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000046815 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000046816 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000046816 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000046816 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000046816 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046816 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000046816 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000046818 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000046818 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000046818 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000046818 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000046818 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000046818 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046817 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000046817 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000046817 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000046817 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000046817 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000046817 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099066 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099066 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000099066 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000099066 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099066 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099066 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099067 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099067 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000099067 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000099067 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099067 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099067 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218802 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218802 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000218802 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000218802 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218802 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218802 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218803 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218803 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000218803 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000218803 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218803 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218803 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153127 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000153127 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000153127 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153127 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153127 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153126 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000153126 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000153126 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153126 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153126 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099231 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000099231 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099231 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099230 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000099230 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099230 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099226 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000099226 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099226 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099227 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000099227 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099227 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099228 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099228 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099228 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099229 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099229 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099229 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043862 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043862 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000043862 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043862 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043862 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043862 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000043862 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043862 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000043862 | AssetExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043861 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043861 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000043861 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043861 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043861 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043861 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000043861 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043861 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000043861 | AssetExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%